S000040391 [Member] Expense Example, No Redemption - S000040391 [Member]	Dec. 31, 2025 USD ($)
C000125450 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
C000205759 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	$ 942